Biotricity, Inc. Statements of Stockholders' (Deficiency) Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive (loss) income	Accumulated Deficit
Balance, Value at Dec. 31, 2013	$ 102,187	$ 1	$ 15,088	$ 2,409,557	$ 14,261	$ (2,336,720)
Balance, Shares at Dec. 31, 2013		1	15,088,219
Issuance of shares for cash, Value	545,278		$ 1,400	543,878
Issuance of shares for cash, Shares			1,400,490
Issuance of shares for services, Value	66,179		$ 170	66,009
Issuance of shares for services, Shares			169,974
Issuance of warrants for services	400,335			400,335
Acquisition of net liabilities and shares outstanding- reverse merger, Value	(237,348)		$ 3,950	(241,298)
Acquisition of net liabilities and shares outstanding- reverse merger, Shares			3,950,100
Issuance of shares and warrants for cash, Value	1,104,229		$ 1,240	1,102,989
Issuance of shares and warrants for cash, Shares			1,240,092
Exercise of warrants for cash, Value	66,188		$ 180	66,008
Exercise of warrants for cash, Shares			179,550
Translation adjustment	3,050				3,050
Net loss	(1,706,202)					(1,706,202)
Balance, Value at Dec. 31, 2014	343,896	$ 1	$ 22,028	4,347,478	17,311	(4,042,922)
Balance, Shares at Dec. 31, 2014		1	22,028,425
Issuance of warrants for services	672,749			672,749
Exercise of warrants for cash, Value	707,196		$ 898	706,298
Exercise of warrants for cash, Shares			897,750
Translation adjustment	(35,313)				(35,313)
Net loss	(5,185,852)					(5,185,852)
Cancellation of shares, Value	(89)		$ (1,317)	1,228
Stock based compensation	2,257,953			2,257,953
Exercise of stock option plan, Value	283		$ 3,391	(3,108)
Exercise of stock option plan, Shares			3,390,503
Balance, Value at Dec. 31, 2015	(1,239,177)	$ 1	$ 25,000	$ 7,982,598	$ (18,002)	$ (9,228,774)
Balance, Shares at Dec. 31, 2015		1	24,999,978
Translation adjustment	(191,109)
Balance, Value at Jun. 30, 2016	$ (3,669,673)